Expense Example, No Redemption {- Franklin Corefolio Allocation Fund} - FAS2 Franklin Corefolio Allocation Fund-01 - Franklin Corefolio Allocation Fund - Class C	May 01, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 184
3 Years	569
5 Years	979
10 Years	$ 2,125